Segment Information (Q3)	9 Months Ended	12 Months Ended
	Sep. 30, 2021	Dec. 31, 2020
Segment Reporting [Abstract]
Segment Information
Note 16 - Segment Information

The Company's operations are grouped into two reportable segments: (1) Print, and (2) Software and Payments. The Company's Chief Operating Decision Maker (“CODM”) is the Chief Executive Officer ("CEO"), who reviews discrete financial and other information presented for print services and software and payment services for purposes of allocating resources and evaluating the Company's financial performance.

•	Print – The Print segment is primarily responsible for printing customer invoices and optimizing the amount of time and costs associated with billing customers via mail.

•
Software and Payments – The Software and Payments segment primarily operates using software and cloud based services, optimizes electronic invoice presentment, electronic payments, credit decisioning, collections automation, cash application and deduction management, and e-commerce of B2B customers.

“All other” represents implementation, services, and other business activities which are not reviewed by CODM on regular basis.

The Company evaluates segment performance and allocates resources based on revenues, cost of revenues, and gross profit. The accounting policies used by the reportable segments are the same as those used by the Company. All of the revenues shown in the reportable segments is revenue from external customers; there is no revenue from transactions with other operating segments. Segment expenses include the direct expenses of each segment's operations and exclude sales and marketing expenses, research and development expenses, general and administrative expenses, depreciation and amortization expense, stock-based compensation expense, interest income (expense), and certain other identified costs that the Company does not allocate to its segments for purposes of evaluating operational performance.

Given the nature of the Company’s business, the amount of assets does not provide meaningful insight into the operating performance of the Company. As a result, the Company does not identify or allocate assets by reportable segment and total assets are not included in the Company’s segment financial information.

The following tables include a reconciliation of segment revenues, cost of revenues, and gross profits to loss before income taxes (in thousands):

	Three Months Ended September 30, 2021
	Print	Software and Payments	All other	Consolidated
Revenues:
Subscription and transaction	$4,367	$26,009	$—	$30,376
Services and other	—	—	2,356	2,356
Subscription, transaction, and services	4,367	26,009	2,356	32,732
Reimbursable costs	8,625	—	—	8,625
Total revenues	12,992	26,009	2,356	41,357
Cost of Revenues:
Cost of subscription, transaction, and services revenue	1,706	3,833	3,829	9,368
Cost of reimbursable costs	8,625	—	—	8,625
Total cost of revenues	10,331	3,833	3,829	17,993
Gross profit:
Total segment gross profit (loss)	$2,661	$22,176	$(1,473)	$23,364
Total segment gross margin	20%	85%	(63)%	56%
Subscription, transaction, and services gross margin	61%	85%	(63)%	71%
Unallocated amounts:
Sales, marketing, research, development, and administrative expenses				(33,601)
Depreciation and amortization				(1,205)
Interest, loss on extinguishment of debt, changes in fair value of financial instruments, and other income (expenses)				275
Loss before income taxes				$(11,167)

	Three Months Ended September 30, 2020
	Print	Software and Payments	All other	Consolidated
Revenues:
Subscription and transaction	$4,724	$21,406	$—	$26,130
Services and other	—	—	2,678	2,678
Subscription, transaction, and services	4,724	21,406	2,678	28,808
Reimbursable costs	9,486	—	—	9,486
Total revenues	14,210	21,406	2,678	38,294
Cost of Revenues:
Cost of subscription, transaction, and services revenue	2,064	3,447	3,066	8,577
Cost of reimbursable costs	9,486	—	—	9,486
Total cost of revenues	11,550	3,447	3,066	18,063
Gross profit:
Total segment gross profit (loss)	$2,660	$17,959	$(388)	$20,231
Total segment gross margin	19%	84%	(14)%	53%
Subscription, transaction, and services gross margin	56%	84%	(14)%	70%
Unallocated amounts:
Sales, marketing, research, development, and administrative expenses				(19,949)
Depreciation and amortization				(1,402)
Interest, loss on extinguishment of debt, changes in fair value of financial instruments, and other expenses				(1,562)
Loss before income taxes				$(2,682)

	Nine Months Ended September 30, 2021
	Print	Software and Payments	All other	Consolidated
Revenues:
Subscription and transaction	$13,355	$76,276	$—	$89,631
Services and other	—	—	7,809	7,809
Subscription, transaction, and services	13,355	76,276	7,809	97,440
Reimbursable costs	26,085	—	—	26,085
Total revenues	39,440	76,276	7,809	123,525
Cost of revenues:
Cost of subscription, transaction, and services revenue	5,532	11,224	11,225	27,981
Cost of reimbursable costs	26,085	—	—	26,085
Total cost of revenues	31,617	11,224	11,225	54,066
Gross profit:
Total segment gross profit (loss)	$7,823	$65,052	$(3,416)	$69,459
Total segment gross margin	20%	85%	(44)%	56%
Subscription, transaction, and services gross margin	59%	85%	(44)%	71%
Unallocated amounts:
Sales, marketing, research, development, and administrative expenses				(97,708)
Depreciation and amortization				(3,924)
Interest, loss on extinguishment of debt, changes in fair value of financial instruments, and other expenses				(12,421)
Loss before income taxes				$(44,594)

	Nine Months Ended September 30, 2020
	Print	Software and Payments	All other	Consolidated
Revenues:
Subscription and transaction	$13,958	$59,107	$—	$73,065
Services and other	—	—	5,913	5,913
Subscription, transaction, and services	13,958	59,107	5,913	78,978
Reimbursable costs	28,052	—	—	28,052
Total revenues	42,010	59,107	5,913	107,030
Cost of Revenues:
Cost of subscription, transaction, and services revenue	6,573	9,440	8,087	24,100
Cost of reimbursable costs	28,052	—	—	28,052
Total cost of revenues	34,625	9,440	8,087	52,152
Gross profit:
Total segment gross profit (loss)	$7,385	$49,667	$(2,174)	$54,878
Total segment gross margin	18%	84%	(37)%	51%
Subscription, transaction, and services gross margin	53%	84%	(37)%	69%
Unallocated amounts:
Sales, marketing, research, development, and administrative expenses				(59,781)
Depreciation and amortization				(4,223)
Interest, loss on extinguishment of debt, changes in fair value of financial instruments, and other expenses				(3,438)
Loss before income taxes				$(12,564)

12.	Segment Information

The Company has determined that it has two reportable segments - Print and Software/Payments. The Company’s chief operating decision maker (“CODM”) is the Chief Executive Officer (“CEO”) who reviews discrete financial and other information presented for print services and software and payment services for purposes of allocating resources and evaluating the Company’s financial performance. The Company evaluates the operating performance of its segments based on financial measures such as revenue, cost of revenue, and gross profit.

Print – The Print segment is primarily responsible for printing customer invoices and optimizing the amount of time and costs associated with billing customers via mail.

Software and Payments – The Software and Payments segment primarily operates using software and cloud based services, optimizes the electronic invoice presentment, electronic payments, credit decisioning, collections automation, cash application and deduction management, and eCommerce of B2B customers.

Given the nature of the Company’s business, the amount of assets does not provide meaningful insight into the operating performance of the Company. As a result, the amount of the Company’s assets is not subject to segment allocation and total assets are not included within the disclosure of the Company’s segment financial information.

All of the revenues shown below in the reportable segments is revenue from external customers, there is no revenue from transactions with other operating segments.

The following tables include a reconciliation of revenue, cost of revenue, and segment gross profit to loss before income taxes. “All other” represents implementation, services and other business activities which are not reviewed by CODM on regular basis.

The Company’s segment information is as follows:

	December 31, 2020
	Print	Software and Payments	All other	Total
Revenues:
Subscription and transaction	$18,445	$81,164	$—	$99,609
Services and other	—	—	8,960	8,960
Subscription, transaction and services	18,445	81,164	8,960	108,569
Reimbursable costs	37,116	—	—	37,116
Total revenues	55,561	81,164	8,960	145,685

Cost of Revenues:
Cost of subscription, transaction and services revenue	8,492	12,571	11,468	32,531
Cost of reimbursable costs	37,116	—	—	37,116
Total cost of revenues, excluding depreciation and amortization	45,608	12,571	11,468	69,647

Segment gross profit - subscription, transaction and services	9,953	68,593	(2,508)	76,038
Segment gross profit - reimbursable costs	—	—	—	—
Total segment gross profit, excluding depreciation and amortization	$9,953	$68,593	$(2,508)	$76,038

Total segment gross margin, excluding depreciation and amortization	17.90%	84.50%	(28.00)%	52.20%
Segment gross margin - subscription, transaction and services	54.00%	84.50%	(28.00)%	70.00%
Unallocated amounts:
Sales and marketing				$23,420
Research and development				36,468
General and administrative				22,188
Depreciation and amortization				5,624
Interest income				(18)
Interest expense				4,661
Other (income)/expense, net				518
Loss before income taxes				$(16,823)

	December 31, 2019
	Print	Software and Payments	All other	Total
Revenues:
Subscription and transaction	$20,612	$68,864	$—	$89,476
Services and other	—	—	6,984	6,984
Subscription, transaction and services	20,612	68,864	6,984	96,460
Reimbursable costs	40,008	—	—	40,008
Total revenues	60,620	68,864	6,984	136,468

Cost of Revenues:
Cost of subscription, transaction and services revenue	9,642	11,900	10,473	32,015
Cost of reimbursable costs	40,008	—	—	40,008
Total cost of revenues, excluding depreciation and amortization	49,650	11,900	10,473	72,023

Segment gross profit - subscription, transaction and services	10,970	56,964	(3,489)	64,445
Segment gross profit - reimbursable costs	—	—	—	—
Total segment gross profit, excluding depreciation and amortization	$10,970	$56,964	$(3,489)	$64,445

Total segment gross margin, excluding depreciation and amortization	18.1%	82.7%	(50.0)%	47.2%
Segment gross margin - subscription, transaction and services	53.2%	82.7%	(50.0)%	66.8%
Unallocated amounts:
Sales and marketing				$22,098
Research and development				34,285
General and administrative				23,297
Depreciation and amortization				5,881
Interest income				(1)
Interest expense				1,507
Other (income)/expense, net				21
Loss before income taxes				$(22,643)

	December 31, 2018
	Print	Software and Payments	All other	Total
Revenues:
Subscription and transaction	$21,120	$53,605	$—	$74,725
Services and other	—	—	4,846	4,846
Subscription, transaction and services	21,120	53,605	4,846	79,571
Reimbursable costs	40,944	—	—	40,944
Total revenues	62,064	53,605	4,846	120,515

Cost of Revenues:
Cost of subscription, transaction and services revenue	10,517	8,271	7,779	26,567
Cost of reimbursable costs	40,944	—	—	40,944
Total cost of revenues, excluding depreciation and amortization	51,461	8,271	7,779	67,511

Segment gross profit - subscription, transaction and services	10,603	45,334	(2,933)	53,004
Segment gross profit - reimbursable costs	—	—	—	—
Total segment gross profit, excluding depreciation and amortization	$10,603	$45,334	$(2,933)	$53,004

Total segment gross margin, excluding depreciation and amortization	17.1%	84.6%	(60.5)%	44.0%
Segment gross margin - subscription, transaction and services	50.2%	84.6%	(60.5)%	67.0%
Unallocated amounts:
Sales and marketing				$21,677
Research and development				23,606
General and administrative				18,743
Depreciation and amortization				6,040
Interest income				(136)
Interest expense				814
Other (income)/expense, net				422
Loss before income taxes				$(18,162)